Nature of business and organization - Historic Business Acquisition (Details)						12 Months Ended
	Aug. 07, 2022 shares	Sep. 03, 2020 USD ($)	Apr. 03, 2020 USD ($) $ / shares shares	Jul. 02, 2018 USD ($) store	Jul. 02, 2018 CNY (¥) store	Jun. 30, 2023 shares	Dec. 12, 2019
Shareholders of Silanchi | Shareholders of Silanchi
Nature of business and organization
Total consideration | $		$ 100
Equity interest		100.00%					98.00%
JMC
Nature of business and organization
Issuance of ordinary shares for acquisition | $			$ 2,658,909
Ownership interest to be acquired (as a percent)			51.00%
Number of shares to be issued (in shares) | shares	400,000		2,000,000
Price at which the shares are to be issued (in dollars per share) | $ / shares			$ 1.77
Percentage of after-tax net income payable to the company as service fee (as a percent)			51.00%
JMC | China Meitai | Xiangtai Cayman
Nature of business and organization
Number of shares to be issued (in shares) | shares						1,600,000
CQ Pengmei
Nature of business and organization
Number of grocery stores operated | store				2	2
Issuance of ordinary shares for acquisition				$ 900,000	¥ 5,949,052